                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30 JUNE 2005

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Mondrian Investment Partners Limited
Address: 3rd Floor, 80 Cheapside
         London, United Kingdom
         ___________________________

Form 13F File Number: 28-___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John L. Barrett
Title: Chief Compliance Officer
Phone: +44 207 477 7000

Signature, Place, and Date of Signing:


  XXXXXXXXXXXXXXXXXXXXXXXX        London, United Kingdom        9 August 2005
-----------------------------     ----------------------      ----------------
       [Signature]                    [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-_________________        ________________________________________________
    [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           39

Form 13F Information Table Value Total:      $995,878
                                       --------------
                                         (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.         Form 13F File Number            Name

      _____       28-______________________       ______________________________

      [Repeat as necessary.]

Column 1                                   Column 2    Column 3          Column 4          Column 5                   Column 6
--------                                   --------    --------          --------          --------                   --------
------------------------------------------------------------------------------------------------------------------------------------
                                           TITLE OF                                        SHRS OR              PUT / INVESTMENT
NAME OF ISSUER                             CLASS        CUSIP            VALUE (X$1000)    PRN AMT    SH / PRN  CALL  DISCRETION
------------------------------------------------------------------------------------------------------------------------------------
Albertson's Inc                            Com          013104104        $         82.6       4,000                    SOLE
------------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc                                  Com          013817101        $         96.7       3,700                    SOLE
------------------------------------------------------------------------------------------------------------------------------------
Alltel Corp                                Com          020039103        $         87.2       1,400                    SOLE
------------------------------------------------------------------------------------------------------------------------------------
American Express Co                        Com          025816109        $         79.8       1,500                    SOLE
------------------------------------------------------------------------------------------------------------------------------------
Bank Of America Corp Com USD0.01           Com          060505104        $        127.7       2,800                    SOLE
------------------------------------------------------------------------------------------------------------------------------------
The Boeing Company USD5                    Com          097023105        $         99.0       1,500                    SOLE
------------------------------------------------------------------------------------------------------------------------------------
Cemex SA                                   Spon ADR     151290889        $     58,946.0   1,390,564                    SOLE
------------------------------------------------------------------------------------------------------------------------------------
Chevron Corp USD0.75                       Com          166764100        $        128.6       2,300                    SOLE
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc                              Com          172967101        $        129.4       2,800                    SOLE
------------------------------------------------------------------------------------------------------------------------------------
Cia Vale do Rio Doce                       Pref ADR     204412100        $     44,419.3   1,770,400                    SOLE
------------------------------------------------------------------------------------------------------------------------------------
General Electric Co Com Stk US$0.63        Com          369604103        $        122.2       3,526                    SOLE
------------------------------------------------------------------------------------------------------------------------------------
International Paper Company USD1           Com          460146103        $         57.4       1,900                    SOLE
------------------------------------------------------------------------------------------------------------------------------------
MSCI EAFE Index Fund                       Index Fund   464287465        $        471.5       9,000                    SOLE
------------------------------------------------------------------------------------------------------------------------------------
Korea Electric Power Corporation           ADR          500631106        $      5,296.5     345,272                    SOLE
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp                             Com          594918104        $        129.2       5,200                    SOLE
------------------------------------------------------------------------------------------------------------------------------------
Mobile Telesystems                         ADR          607409109        $     65,516.6   1,947,000                    SOLE
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter                 Com          617446448        $        115.4       2,200                    SOLE
------------------------------------------------------------------------------------------------------------------------------------
POSCO ADR'S Rep 1/4 Ord                    Com          693483109        $    199,424.7   4,535,472                    SOLE
------------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc                                 Com          717081103        $        132.4       4,800                    SOLE
------------------------------------------------------------------------------------------------------------------------------------
Telefonica De Espana                       ADR          879382208        $        184.3       3,768                    SOLE
------------------------------------------------------------------------------------------------------------------------------------
Telefonos De Mexico                        ADR          879403780        $     88,278.6   4,673,300                    SOLE
------------------------------------------------------------------------------------------------------------------------------------
Viacom Inc B Shares                        B Shares     925524308        $        112.1       3,500                    SOLE
------------------------------------------------------------------------------------------------------------------------------------
Wyeth                                      Com          983024100        $         97.9       2,200                    SOLE
------------------------------------------------------------------------------------------------------------------------------------
Grupo Aeroportuario del Surest             ADR          40051E202        $     26,894.2     852,700                    SOLE
------------------------------------------------------------------------------------------------------------------------------------
Anheuser Busch Cos Inc Com Stk US$1        Com          035229103        $        113.9       2,490                    SOLE
------------------------------------------------------------------------------------------------------------------------------------
A.F.P. Provida SA                          ADR          00709P108        $     10,008.0     390,328                    SOLE
------------------------------------------------------------------------------------------------------------------------------------
Banco Santander Chile SA                   ADR          05965X109        $     61,676.9   1,920,800                    SOLE
------------------------------------------------------------------------------------------------------------------------------------
Chunghwa Telecom                           ADR          17133Q205        $     68,360.5   3,189,945                    SOLE
------------------------------------------------------------------------------------------------------------------------------------
Cia Siderurgica Nacional SA-SP             ADR          20440W105        $      2,671.1     165,600                    SOLE
------------------------------------------------------------------------------------------------------------------------------------
Saneamento                                 ADR          20441A102        $      3,330.6     221,300                    SOLE
------------------------------------------------------------------------------------------------------------------------------------
KT Corporation                             ADR          48268K101        $     98,589.1   4,585,538                    SOLE
------------------------------------------------------------------------------------------------------------------------------------

                                                Column 7               Column 8
                                                --------               --------
                                                             VOTING AUTHORITY
-------------------------------------------------------------------------------------------
                                                OTHER
NAME OF ISSUER                                  MANAGERS   SOLE        SHARED      NONE
-------------------------------------------------------------------------------------------
Albertson's Inc                                 NONE                   SHARED
-------------------------------------------------------------------------------------------
Alcoa Inc                                       NONE                   SHARED
-------------------------------------------------------------------------------------------
Alltel Corp                                     NONE                   SHARED
-------------------------------------------------------------------------------------------
American Express Co                             NONE                   SHARED
-------------------------------------------------------------------------------------------
Bank Of America Corp Com USD0.01                NONE                   SHARED
-------------------------------------------------------------------------------------------
The Boeing Company USD5                         NONE                   SHARED
-------------------------------------------------------------------------------------------
Cemex SA                                        NONE                   SHARED
-------------------------------------------------------------------------------------------
Chevron Corp USD0.75                            NONE                   SHARED
-------------------------------------------------------------------------------------------
Citigroup Inc                                   NONE                   SHARED
-------------------------------------------------------------------------------------------
Cia Vale do Rio Doce                            NONE                   SHARED
-------------------------------------------------------------------------------------------
General Electric Co Com Stk US$0.63             NONE                   SHARED
-------------------------------------------------------------------------------------------
International Paper Company USD1                NONE                   SHARED
-------------------------------------------------------------------------------------------
MSCI EAFE Index Fund                            NONE                   SHARED
-------------------------------------------------------------------------------------------
Korea Electric Power Corporation                NONE                   SHARED
-------------------------------------------------------------------------------------------
Microsoft Corp                                  NONE                   SHARED
-------------------------------------------------------------------------------------------
Mobile Telesystems                              NONE                   SHARED
-------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter                      NONE                   SHARED
-------------------------------------------------------------------------------------------
POSCO ADR'S Rep 1/4 Ord                         NONE                   SHARED
-------------------------------------------------------------------------------------------
Pfizer Inc                                      NONE                   SHARED
-------------------------------------------------------------------------------------------
Telefonica De Espana                            NONE                   SHARED
-------------------------------------------------------------------------------------------
Telefonos De Mexico                             NONE                   SHARED
-------------------------------------------------------------------------------------------
Viacom Inc B Shares                             NONE                   SHARED
-------------------------------------------------------------------------------------------
Wyeth                                           NONE                   SHARED
-------------------------------------------------------------------------------------------
Grupo Aeroportuario del Surest                  NONE                   SHARED
-------------------------------------------------------------------------------------------
Anheuser Busch Cos Inc Com Stk US$1             NONE                   SHARED
-------------------------------------------------------------------------------------------
A.F.P. Provida SA                               NONE                   SHARED
-------------------------------------------------------------------------------------------
Banco Santander Chile SA                        NONE                   SHARED
-------------------------------------------------------------------------------------------
Chunghwa Telecom                                NONE                   SHARED
-------------------------------------------------------------------------------------------
Cia Siderurgica Nacional SA-SP                  NONE                   SHARED
-------------------------------------------------------------------------------------------
Saneamento                                      NONE                   SHARED
-------------------------------------------------------------------------------------------
KT Corporation                                  NONE                   SHARED
-------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Kookmin Bank                               Spon ADR     50049M109        $        294.5       6,470                    SOLE
------------------------------------------------------------------------------------------------------------------------------------
MBNA Corp Com US$0.01                      Com          55262L100        $        136.0       5,200                    SOLE
------------------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp                      Com          58551A108        $        146.3       5,100                    SOLE
------------------------------------------------------------------------------------------------------------------------------------
Oracle Corporation                         Com          68389X105        $         87.1       6,600                    SOLE
------------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro S.A.                   ADR          71654V101        $     95,731.7   2,079,316                    SOLE
------------------------------------------------------------------------------------------------------------------------------------
Tenaris SA                                 ADR          88031M109        $     33,811.3     431,983                    SOLE
------------------------------------------------------------------------------------------------------------------------------------
Votorantim Celulose e Papel                ADR          92906P106        $     82,156.9   6,750,769                    SOLE
------------------------------------------------------------------------------------------------------------------------------------
Banco Latino Americano                     Com          P16994132        $     47,734.4   2,659,300                    SOLE
------------------------------------------------------------------------------------------------------------------------------------
                                                                         $      995,878

                                [RESTUBBED TABLE]

-------------------------------------------------------------------------------------
Kookmin Bank                               NONE                   SHARED
-------------------------------------------------------------------------------------
MBNA Corp Com US$0.01                      NONE                   SHARED
-------------------------------------------------------------------------------------
Mellon Financial Corp                      NONE                   SHARED
-------------------------------------------------------------------------------------
Oracle Corporation                         NONE                   SHARED
-------------------------------------------------------------------------------------
Petroleo Brasileiro S.A.                   NONE                   SHARED
-------------------------------------------------------------------------------------
Tenaris SA                                 NONE                   SHARED
-------------------------------------------------------------------------------------
Votorantim Celulose e Papel                NONE                   SHARED
-------------------------------------------------------------------------------------
Banco Latino Americano                     NONE                   SHARED
-------------------------------------------------------------------------------------
